Capitalization and Warrant Liability (Details 1)	Dec. 31, 2012	Mar. 31, 2012	Feb. 28, 2011
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	5,806,853	4,347,827	1,310,000
Exercise Price	1.01	2.07	3.55
June 8, 2014 [Member]
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	149,026
Exercise Price	5.00
Expiration	Jun. 08, 2014
February 2, 2016 [Member]
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	1,310,000
Exercise Price	3.55
Expiration	Feb. 02, 2016
March 14, 2017 [Member]
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	4,347,827
Exercise Price	2.07
Expiration	Mar. 14, 2017